NATURE OF OPERATIONS	13 Months Ended
Sep. 30, 2023
Description Of Business [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Organigram Holdings Inc. (the “Company”) is a publicly traded corporation with its common shares (the “Common Shares”) trading on the Toronto Stock Exchange (“TSX”) and on the Nasdaq Global Select Market (“NASDAQ”) under the symbol “OGI”. The head office of the Company is 1400-145 King Street West, Toronto, Ontario, Canada, M5H 1J8 and the registered office is 35 English Drive, Moncton, New Brunswick, Canada, E1E 3X3.

The Company’s major wholly-owned subsidiaries are: (i) Organigram Inc., a licensed producer (“LP” or “Licensed Producer”) of cannabis and cannabis-derived products in Canada regulated by Health Canada under the Cannabis Act and the Cannabis Regulations (Canada); (ii) 10870277 Canada Inc., a special purpose holding company for the Company; (iii) The Edibles and Infusions Corporation (“EIC”), a cannabis processor of confectionary goods; and (iv) Laurentian Organic Inc. ("Laurentian"), an LP specializing in high-quality artisanal craft cannabis and premium hash products. Organigram Inc. was incorporated under the Business Corporations Act (New Brunswick) on March 1, 2013. The Company was incorporated under the Business Corporations Act (British Columbia) on July 5, 2010, and continued under the Canada Business Corporations Act (“CBCA”) on April 6, 2016. 10870277 Canada Inc. was incorporated under the CBCA on July 4, 2018. EIC was incorporated under the Business Corporations Act (Ontario) on September 20, 2018. Laurentian was incorporated under the CBCA on March 18, 2019.

In May 2023, to better align the Company's financial statement reporting requirements with other public companies and calendar quarters, the Company's Board of Directors approved a change in the Company's fiscal year end from August 31 to September 30. The Company's next fiscal year will commence from October 1, 2023 through September 30, 2024 (fiscal 2024). As a result of the change in year end, the current period in these consolidated financial statements is for the thirteen months from September 1, 2022 through September 30, 2023, whereas the comparative period is for the twelve months from September 1, 2021 through August 31, 2022.

On June 19, 2023, the Company's Board of Directors approved the consolidation of the Company’s issued and outstanding Common Shares at a consolidation ratio of four (4) pre-consolidation Common Shares for every post-consolidation common share (the “Share Consolidation”). The Share Consolidation was implemented with effect from July 5, 2023 to facilitate compliance with NASDAQ's listing requirements with respect to the minimum bid price for listed securities, reduce volatility, and to enhance the marketability of the Common Shares to institutional investors. In accordance with the International Financial Reporting Standards ("IFRS"), the change has been applied retrospectively and as a result, all disclosures of Common Shares, per Common Share data and data related to stock options, restricted share units ("RSU"), performance share units ("PSU"), warrants and top-up-rights in the accompanying consolidated financial statements and related notes reflect this Share Consolidation for all years presented.